Expense Example {- Asset Manager: Growth Portfolio} - 02.28 VIP Asset Manager: Growth Portfolio Initial, Service, Service 2 PRO-12 - Asset Manager: Growth Portfolio	Apr. 30, 2022 USD ($)
VIP Asset Manager: Growth Portfolio-Initial VIP
Expense Example:
1 year	$ 69
3 years	218
5 years	379
10 years	847
VIP Asset Manager: Growth Portfolio-Service VIP
Expense Example:
1 year	80
3 years	249
5 years	433
10 years	966
VIP Asset Manager: Growth Portfolio-Service 2 VIP
Expense Example:
1 year	95
3 years	296
5 years	515
10 years	$ 1,143